Other non-current non-Financial liabilities	12 Months Ended
Mar. 31, 2026
Disclosure Of Other Noncurrent Non Financial Liabilities [Abstract]
Other non-current non-financial liabilities

22. Other non-current non-financial liabilities

	March 31, 2026	March 31, 2025
Contract liability (refer note (i) below)	5,097	3,290
6% Compulsorily convertible debentures (Refer note 18A)	2,063	-
	7,160	3,290

Note:

(i) Refer note 9 for movement in contract liability.